Income tax (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of provision for income tax

The provision for income taxes consisted of the following:

	For the Six Months Ended June 30,
	2025	2026
	S$’000	S$’000
Current year income tax expense	-	-
Over-provision in prior year	-	(9)
Income tax benefit	-	(9)

Schedule of reconciliation of income tax rate

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the six months ended June 30, 2025 and 2026 are as follows:

	June 30, 2025	June 30, 2026
	S$’000	S$’000
Net loss before income taxes	(248)	(3,394)
Income tax expense at Cayman statutory rate	-	-
Effect of foreign tax rates	17%	17%
Income tax expense at statutory rate	(42)	(577)
Effect of lower tax rates in foreign jurisdictions	-	449
Tax effect on non-deductible expenses	-	14
Tax effect on non-taxable income	-	-
Corporate tax exemption	5	-
Over-provision in prior year	-	(9)
Unrecognized deferred tax asset	37	114
Income tax benefit	-	(9)

*	The Company has reconciled to the Singapore corporate income tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.